Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Lease Cost

The following table presents balances reported in the consolidated balance sheets related to the Group’s leases:

	As of December 31,
	2024	2023
Operating lease right-of-use assets	$205,532	$593,678
Operating lease liabilities	$207,716	$620,920

The following table presents operating lease cost reported in occupancy expenses on the consolidated statements of comprehensive (loss)/income related to the Group’s leases:

	Years ended December 31,
	2024	2023	2022
Operating lease cost	$532,144	$594,228	$699,909

Schedule of Present Value of Operating Lease Payments

The following table reconciles the undiscounted cash flows of the Group’s leases as of December 31, 2024 to the present value of its operating lease payments:

Years ended December 31,
2025	$157,094
2026	56,542
Thereafter	-
Total undiscounted operating lease payments	213,636
Less: imputed interest	(5,920)
Present value of operating lease liabilities	$207,716